INCOME TAX (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax rate applicable to the Company	25.00%	25.00%	24.00%
Taxes in respect of prior years	$ 5,000	$ (174,000)	$ (739,000)
Israel [Member]
Income Taxes [Line Items]
Carry forward tax losses	1,000,000
United States [Member]
Income Taxes [Line Items]
Carry forward tax losses	$ 13,600,000
Carry forward tax losses, expiration	Dec. 31, 2022
2011 [Member] | Arrangements Law [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	24.00%
2011 [Member] | Preferred Company [Member] | Investment Law [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	15.00%
2012 [Member] | Scenario, Actual [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	25.00%
2012 [Member] | Preferred Company [Member] | Investment Law [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	15.00%
2013 [Member] | Preferred Company [Member] | Investment Law [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	12.50%
2014 [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	26.50%
2014 [Member] | Preferred Company [Member] | Investment Law [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	16.50%
2015 and Thereafter [Member] | Preferred Company [Member] | Investment Law [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	12.00%